Managing Risks - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011	Dec. 31, 2012 Impact of 5% decrease in market price of equity derivatives [Member]	Dec. 31, 2011 Impact of 5% decrease in market price of equity derivatives [Member]	Sep. 30, 2011 Total return swap transaction [Member]	Dec. 31, 2012 Total return swap transaction [Member]	Dec. 31, 2011 Total return swap transaction [Member]	Jun. 30, 2012 Selling, general and administrative expenses [Member] Total return swap transaction [Member]	Dec. 31, 2011 Selling, general and administrative expenses [Member] Total return swap transaction [Member]	Dec. 31, 2012 Impact of one percent increase in U S dollar rate [Member]	Dec. 31, 2011 Impact of one percent increase in U S dollar rate [Member]	Dec. 31, 2012 Interest rate swap contracts [Member]	Dec. 31, 2012 Interest rate swap contracts [Member] Minimum [Member]	Dec. 31, 2012 Interest rate swap contracts [Member] Maximum [Member]	Jun. 30, 2012 Share-based compensation plans [Member] Selling, general and administrative expenses [Member] Total return swap transaction [Member]	Dec. 31, 2011 Share-based compensation plans [Member] Selling, general and administrative expenses [Member] Total return swap transaction [Member]
Managing Risk [Line Items]
Total interest rate swap contracts outstanding												$ 75,000,000
Average rate	5.09%
Fair market value of the contracts	13,779,000	15,603,000
Expense on interest rate swap	2,600,000	7,000,000
Number of interest rate swap contracts	3
Derivatives maturity date						Sep. 30, 2016							Dec. 31, 2016	Dec. 31, 2017
Exceeded amount of fair value of debt	12,100,000	55,900,000
Increase in currency rates impact on carrying value of financial instruments											700,000
Decrease in net income			700,000	300,000
Average cost per share	$ (6.42)				$ 6.42
Deferred Shares hedged	782,483				782,483
Fair market value of asset under total return swap						9,000,000	1,100,000
Income, expenses recognized								$ 7,900,000	$ (3,500,000)						$ (16,400,000)	$ 2,400,000